Schedule of Investments (unaudited) October 31, 2019	iShares® Evolved U.S. Discretionary Spending ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)	323	$7,025

Airlines — 0.2%
Alaska Air Group Inc.	156	10,831
JetBlue Airways Corp.(a)	414	7,990

		18,821

Apparel — 7.1%
Capri Holdings Ltd.(a)	499	15,504
Carter’s Inc.	210	21,050
Columbia Sportswear Co.	108	9,769
Crocs Inc.(a)	204	7,138
Deckers Outdoor Corp.(a)	112	17,125
Hanesbrands Inc.	1,104	16,792
NIKE Inc., Class B	3,832	343,155
Oxford Industries Inc.	72	4,958
PVH Corp.	306	26,671
Ralph Lauren Corp.	210	20,173
Skechers U.S.A. Inc., Class A(a)	504	18,834
Steven Madden Ltd.	334	13,754
Tapestry Inc.	1,110	28,705
Under Armour Inc., Class A(a)	606	12,514
Under Armour Inc., Class C, NVS(a)	618	11,433
VF Corp.	790	65,009
Wolverine World Wide Inc.	186	5,520

		638,104

Beverages — 0.1%
Constellation Brands Inc., Class A	66	12,562

Building Materials — 0.1%
American Woodmark Corp.(a)	24	2,380
Masco Corp.	245	11,331

		13,711

Chemicals — 0.1%
Valvoline Inc.	252	5,378

Commercial Services — 1.6%
Aaron’s Inc.	216	16,185
Avis Budget Group Inc.(a)	102	3,030
Bright Horizons Family Solutions Inc.(a)	30	4,456
Brink’s Co. (The)	54	4,588
Cintas Corp.	108	29,016
Euronet Worldwide Inc.(a)	60	8,404
Grand Canyon Education Inc.(a)	54	4,966
H&R Block Inc.	336	8,397
ManpowerGroup Inc.	90	8,183
Medifast Inc.	18	1,997
Monro Inc.(b)	102	7,151
PayPal Holdings Inc.(a)	187	19,467
Rent-A-Center Inc./TX	173	4,475
Rollins Inc.	180	6,860
ServiceMaster Global Holdings Inc.(a)	204	8,238
Square Inc., Class A(a)	101	6,204
WW International Inc.(a)(b)	54	1,883

		143,500

Computers — 4.3%
Apple Inc.	1,576	392,046

Cosmetics & Personal Care — 5.4%
Estee Lauder Companies Inc. (The), Class A	574	106,919

Security	Shares	Value

Cosmetics & Personal Care (continued)
Procter & Gamble Co. (The)	3,046	$379,258

		486,177

Distribution & Wholesale — 1.1%
Core-Mark Holding Co. Inc.	88	2,686
Fastenal Co.	784	28,177
G-III Apparel Group Ltd.(a)	174	4,369
HD Supply Holdings Inc.(a)	186	7,354
KAR Auction Services Inc.	144	3,580
LKQ Corp.(a)	306	10,401
Pool Corp.	66	13,688
SiteOne Landscape Supply Inc.(a)	54	4,755
WW Grainger Inc.	72	22,237

		97,247

Diversified Financial Services — 0.5%
Alliance Data Systems Corp.(b)	54	5,400
LendingTree Inc.(a)	6	2,159
Visa Inc., Class A	202	36,130

		43,689

Entertainment — 0.9%
Churchill Downs Inc.	59	7,669
Cinemark Holdings Inc.	192	7,027
Eldorado Resorts Inc.(a)(b)	108	4,835
Live Nation Entertainment Inc.(a)	270	19,035
Madison Square Garden Co. (The), Class A(a)	30	8,008
Penn National Gaming Inc.(a)	37	789
Red Rock Resorts Inc., Class A	174	3,790
Scientific Games Corp./DE, Class A(a)	66	1,583
SeaWorld Entertainment Inc.(a)	131	3,461
Six Flags Entertainment Corp.	102	4,303
Vail Resorts Inc.	78	18,125

		78,625

Food — 1.4%
Flowers Foods Inc.	270	5,864
Kroger Co. (The)	2,809	69,214
Performance Food Group Co.(a)	192	8,181
Sprouts Farmers Market Inc.(a)	378	7,337
Sysco Corp.	316	25,239
U.S. Foods Holding Corp.(a)	324	12,853
United Natural Foods Inc.(a)	102	765

		129,453

Food Service — 0.2%
Aramark	480	21,005

Home Builders — 0.1%
Taylor Morrison Home Corp., Class A(a)	120	3,006
Toll Brothers Inc.	156	6,204

		9,210

Home Furnishings — 0.1%
Tempur Sealy International Inc.(a)	102	9,277

Household Products & Wares — 0.2%
Helen of Troy Ltd.(a)	31	4,642
Kimberly-Clark Corp.	85	11,295
Spectrum Brands Holdings Inc.	24	1,205

		17,142

Housewares — 0.2%
Newell Brands Inc.	568	10,775
Scotts Miracle-Gro Co. (The)	48	4,819

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Evolved U.S. Discretionary Spending ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Housewares (continued)
Tupperware Brands Corp.	66	$635

		16,229

Internet — 14.9%
Amazon.com Inc.(a)	601	1,067,773
Booking Holdings Inc.(a)	67	137,268
Cars.com Inc.(a)	90	1,018
eBay Inc.	739	26,050
Etsy Inc.(a)	174	7,741
Expedia Group Inc.	113	15,442
Groupon Inc.(a)	726	2,018
GrubHub Inc.(a)	132	4,496
MercadoLibre Inc.(a)	84	43,808
Pinterest Inc., Class A(a)	301	7,567
Stamps.com Inc.(a)	18	1,520
Stitch Fix Inc., Class A(a)(b)	82	1,874
TripAdvisor Inc.(a)	150	6,060
Uber Technologies Inc.(a)(b)	246	7,749
Wayfair Inc., Class A(a)(b)	187	15,377

		1,345,761

Leisure Time — 1.1%
Carnival Corp.	784	33,626
Norwegian Cruise Line Holdings Ltd.(a)	313	15,888
Planet Fitness Inc., Class A(a)	312	19,862
Polaris Inc.	42	4,143
Royal Caribbean Cruises Ltd.	235	25,575

		99,094

Lodging — 3.1%
Caesars Entertainment Corp.(a)	234	2,874
Choice Hotels International Inc.	96	8,494
Extended Stay America Inc.	258	3,666
Hilton Grand Vacations Inc.(a)	126	4,376
Hilton Worldwide Holdings Inc.	720	69,811
Hyatt Hotels Corp., Class A	96	7,175
Las Vegas Sands Corp.	744	46,009
Marriott International Inc./MD, Class A	527	66,692
MGM Resorts International	858	24,453
Wyndham Destinations Inc.	246	11,417
Wyndham Hotels & Resorts Inc.	287	15,489
Wynn Resorts Ltd.	150	18,201

		278,657

Office Furnishings — 0.0%
Herman Miller Inc.	72	3,348

Oil & Gas — 0.1%
Murphy USA Inc.(a)	72	8,491

Pharmaceuticals — 0.1%
Herbalife Nutrition Ltd.(a)	142	6,343

Real Estate — 0.0%
RE/MAX Holdings Inc., Class A	42	1,405
Realogy Holdings Corp.	150	1,182

		2,587

Real Estate Investment Trusts — 0.4%
Apple Hospitality REIT Inc.	252	4,153
CorePoint Lodging Inc.	118	1,162
Host Hotels & Resorts Inc.	798	13,079
Macerich Co. (The)	156	4,290
Park Hotels & Resorts Inc.	180	4,185
Ruth’s Hospitality Group Inc.	108	2,223

Security	Shares	Value

Real Estate Investment Trusts (continued)
Ryman Hospitality Properties Inc.	48	$4,040
Tailored Brands Inc.	210	975
Taubman Centers Inc.	108	3,864

		37,971

Retail — 54.8%
Abercrombie & Fitch Co., Class A	311	5,035
Advance Auto Parts Inc.(b)	238	38,670
American Eagle Outfitters Inc.	702	10,797
Ascena Retail Group Inc.(a)	772	272
At Home Group Inc.(a)	175	1,491
AutoNation Inc.(a)	126	6,407
AutoZone Inc.(a)	78	89,262
Beacon Roofing Supply Inc.(a)	72	2,235
Best Buy Co. Inc.	673	48,342
Big Lots Inc.	186	4,031
BJ’s Restaurants Inc.	54	2,138
BJ’s Wholesale Club Holdings Inc.(a)	421	11,241
Bloomin’ Brands Inc.	288	5,705
Brinker International Inc.	143	6,356
Buckle Inc. (The)	114	2,385
Burlington Stores Inc.(a)	256	49,196
Caleres Inc.	150	3,228
CarMax Inc.(a)(b)	408	38,013
Carvana Co.(a)(b)	70	5,676
Casey’s General Stores Inc.	126	21,522
Cheesecake Factory Inc. (The)	126	5,266
Chico’s FAS Inc.	576	1,981
Children’s Place Inc. (The)	70	5,734
Chipotle Mexican Grill Inc.(a)	61	47,468
Costco Wholesale Corp.	1,447	429,918
Cracker Barrel Old Country Store Inc.	84	13,062
Darden Restaurants Inc.	402	45,133
Dave & Buster’s Entertainment Inc.	127	5,052
Denny’s Corp.(a)	216	4,346
Designer Brands Inc., Class A	288	4,752
Dick’s Sporting Goods Inc.	312	12,146
Dine Brands Global Inc.	60	4,389
Dollar General Corp.	919	147,353
Dollar Tree Inc.(a)	959	105,874
Domino’s Pizza Inc.	142	38,570
Dunkin’ Brands Group Inc.	150	11,793
Express Inc.(a)	360	1,159
FirstCash Inc.	114	9,620
Five Below Inc.(a)	234	29,276
Floor & Decor Holdings Inc., Class A(a)(b)	210	9,624
Foot Locker Inc.	384	16,708
Gap Inc. (The)	1,254	20,390
Genesco Inc.(a)	84	3,263
Genuine Parts Co.	186	19,080
Home Depot Inc. (The)	3,312	776,929
Kohl’s Corp.	685	35,113
L Brands Inc.	1,054	17,960
La-Z-Boy Inc.	108	3,835
Lithia Motors Inc., Class A	42	6,614
Lowe’s Companies Inc.	2,099	234,269
Lululemon Athletica Inc.(a)	449	91,717
Macy’s Inc.	1,211	18,359
McDonald’s Corp.	1,782	350,519
MSC Industrial Direct Co. Inc., Class A	60	4,393
National Vision Holdings Inc.(a)	150	3,570

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Evolved U.S. Discretionary Spending ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Retail (continued)
Nordstrom Inc.	469	$16,837
Ollie’s Bargain Outlet Holdings Inc.(a)	342	21,847
O’Reilly Automotive Inc.(a)	275	119,765
Papa John’s International Inc.	70	4,099
PriceSmart Inc.	84	6,224
Qurate Retail Inc. Series A(a)	317	3,024
RH(a)	82	14,899
Rite Aid Corp.(a)(b)	136	1,251
Ross Stores Inc.	1,510	165,602
Sally Beauty Holdings Inc.(a)	486	7,533
Shake Shack Inc., Class A(a)	72	5,924
Signet Jewelers Ltd.	215	3,449
Starbucks Corp.	2,327	196,771
Target Corp.	1,942	207,619
Texas Roadhouse Inc.	216	12,204
Tiffany & Co.	384	47,812
TJX Companies Inc. (The)	4,615	266,055
Tractor Supply Co.	473	44,944
Ulta Salon Cosmetics & Fragrance Inc.(a)	240	55,956
Urban Outfitters Inc.(a)	300	8,610
Walgreens Boots Alliance Inc.	1,549	84,854
Walmart Inc.	5,058	593,101
Wendy’s Co. (The)	510	10,802
Williams-Sonoma Inc.	342	22,842
Wingstop Inc.	72	6,007
Yum China Holdings Inc.	996	42,330
Yum! Brands Inc.	941	95,709

		4,953,307

Software — 0.1%
Take-Two Interactive Software Inc.(a)	54	6,499

Textiles — 0.1%
UniFirst Corp./MA	24	4,820

Security	Shares	Value

Toys, Games & Hobbies — 0.2%
Hasbro Inc.	144	$14,013
Mattel Inc.(a)	454	5,421

		19,434

Transportation — 0.4%
FedEx Corp.	252	38,470

Total Common Stocks — 99.0% (Cost: $7,910,469)		8,943,983

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(c)(d)(e)	98,858	98,907
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	82,000	82,000

		180,907

Total Short-Term Investments — 2.0% (Cost: $180,904)		180,907

Total Investments in Securities — 101.0% (Cost: $8,091,373)		9,124,890

Other Assets, Less Liabilities — (1.0)%		(93,526)

Net Assets — 100.0%		$9,031,364

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	27,814	71,044	98,858	$98,907	$174	(a)	$(9)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	29,000	53,000	82,000	82,000	250		—	—

				$180,907	$424		$(9)	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Evolved U.S. Discretionary Spending ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$8,943,983	$—	$—	$8,943,983
Money Market Funds	180,907	—	—	180,907

	$9,124,890	$—	$—	$9,124,890

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4